SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	$ 174,003	$ 173,016	$ 140,000
Accumulated Amortization	(174,003)	(170,815)	(60,000)
Net Carrying Amount		2,201	80,000
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	140,000	140,000	140,000
Accumulated Amortization	(140,000)	(140,000)	(60,000)
Net Carrying Amount			$ 80,000
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount	34,003	33,016
Accumulated Amortization	(34,003)	(30,815)
Net Carrying Amount		2,201
Software Intangible Asset [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount		33,016
Accumulated Amortization		(30,815)
Net Carrying Amount		$ 2,201